ACCOUNTING POLICIES (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	$ 39,355		$ 38,254
Other current assets	4,730		13
Accrued expenses	31,567		38,809
Cumulative effect of new accounting principle in period of adoption	(322,739)		(272,503)
Total operating revenues	336,442	$ 327,275
Voyages expenses and commissions	(183,500)	(115,339)
Net income (loss)	$ (36,225)	$ 7,850
Basic and diluted earnings (loss) per share attributable to the Company (USD per share)	$ (0.21)	$ 0.04
Increase (decrease) in operating capital	$ (2,438)
Net cash provided by operating activities	13,245	$ 109,436
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	(18,721)		(20,303)
Other current assets	4,428		3,071
Accrued expenses	(562)		(601)
Voyages expenses and commissions	1,318
Net income (loss)	$ 2,900
Basic and diluted earnings (loss) per share attributable to the Company (USD per share)	$ 0.02
Increase (decrease) in operating capital	$ (2,900)
Net cash provided by operating activities	0
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	58,076		17,951
Other current assets	302		3,084
Accrued expenses	32,129		38,208
Cumulative effect of new accounting principle in period of adoption	(309,008)		$ (289,134)
Voyages expenses and commissions	(184,818)
Net income (loss)	$ (39,125)
Basic and diluted earnings (loss) per share attributable to the Company (USD per share)	$ (0.23)
Increase (decrease) in operating capital	$ 462
Net cash provided by operating activities	13,245
Voyage charter [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total operating revenues	308,710	$ 252,314
Voyage charter [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total operating revenues	1,582
Voyage charter [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total operating revenues	$ 307,128